Related Party Transactions and Balances (Details) - USD ($)		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2022
Related Party Transactions and Balances (Details) [Line Items]
Loan amount	$ 1,300,000
Interest rate percentage	1.00%
Maturity date	May 29, 2023
Due from the related party		$ 1,300,000
Related party, description		the Company had no balances due from or due to related parties.
Ms. Congying Liao [Member]
Related Party Transactions and Balances (Details) [Line Items]
Loan amount		$ 650,000
Interest rate percentage		2.64%
Maturity date		Nov. 18, 2022
Due from the related party		$ 650,000